Discontinued Operations (Details Narrative) - The Arena Group Holdings Inc [Member] - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Servence and related commission			$ 750,000
Depreciation and amortization	$ 0	$ 0	0
Loss on impairment of assets			$ 209,000	$ 0
Operating and investing noncash	$ 209	$ 209